Unaudited condensed consolidated interim statement of comprehensive income - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Operating expenses
Research and development	$ (9,755)	$ (7,176)	$ (18,413)	$ (14,482)
General and administration	(3,464)	(2,749)	(6,334)	(5,862)
Loss from operations	(13,219)	(9,925)	(24,747)	(20,344)
Finance income	2,555	2,122	5,225	3,611
Finance expense	(178)	(179)	(357)	(350)
Movement of expected credit loss	(3)	217	47	18
Foreign exchange gain/(loss)	466	36	1,787	(1,601)
Total other income	2,840	2,196	6,702	1,678
Loss before tax	(10,379)	(7,729)	(18,045)	(18,666)
Tax charge/(credit)	0	0	0	0
Loss for the period	(10,379)	(7,729)	(18,045)	(18,666)
Items that may be reclassified to profit or loss
Fair value movement on marketable securities	(107)	(1,512)	(650)	(788)
Currency translation adjustment	(446)	(57)	(1,735)	1,619
Total comprehensive loss for the period	(10,932)	(9,298)	(20,430)	(17,835)
Attributable to owners:
Loss for the period	(10,379)	(7,729)	(18,045)	(18,666)
Total comprehensive loss for the period	$ (10,932)	$ (9,298)	$ (20,430)	$ (17,835)
Loss per share
Basic loss per share (in dollars per share)	$ (0.2)	$ (0.15)	$ (0.35)	$ (0.36)
Diluted loss per share (in dollars per share)	$ (0.2)	$ (0.15)	$ (0.35)	$ (0.36)